SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Components of Ecosystem and Technology Fees (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total net revenue	$ 156,365	$ 101,007	$ 346,952	$ 257,030	$ 340,885	$ 209,549
Ecosystem and Technology Fees
Disaggregation of Revenue [Line Items]
Total net revenue	31,796	5,179	70,696	15,332	20,310	10,215
Technology Offering Fees
Disaggregation of Revenue [Line Items]
Total net revenue	15,548	5,179	35,195	15,332	20,188	10,215
Ecosystem Fees
Disaggregation of Revenue [Line Items]
Total net revenue	16,248	0	35,501	0	122	0
Program Fees
Disaggregation of Revenue [Line Items]
Total net revenue	3,895	2,144	8,749	4,498	8,004	413
Ecosystem and Technology Fees Including Program Fees
Disaggregation of Revenue [Line Items]
Total net revenue	$ 35,691	$ 7,323	$ 79,445	$ 19,830	$ 28,314	$ 10,628